BALANCE SHEET DETAILS - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Accrued expenses and other current liabilities:
Fair value of common stock liability	$ 383
Operating lease liability - current portion	260
Legal	138	$ 45
Compensation	51	371
Research and development	49	399
Other	61	119
Accrued expenses and other current liabilities	$ 942	$ 934